BUSINESS ACQUISITIONS	12 Months Ended
Jun. 26, 2021
Business Combination and Asset Acquisition [Abstract]
Note 9. BUSINESS ACQUISITIONS

9. BUSINESS ACQUISITIONS

There were no acquisitions completed during the year ended June 26, 2021. A summary of business acquisitions completed during the year ended June 27, 2020 is as follows:

	2020 Acquisitions
	MattnJeremy, Inc.	MME Evanston Retail, LLC	TOTAL

Closing Date:	September 3, 2019	December 2, 2019

Total Consideration:
Cash	$1,000,000	$-	$1,000,000
Relief of Credit	-	6,930,557	6,930,557
Present Value of Deferred Payments	1,875,000	-	1,875,000
Contingent Consideration	9,833,000	-	9,833,000

Total Consideration	$12,708,000	$6,930,557	$19,638,557

Number of Shares Issued:
Subordinate Voting Shares	5,112,263	-	5,112,263

Preliminary Accounting Estimate of Net Assets Acquired:

Current Assets	$405,000	$537,771	$942,771
Fixed Assets	-	430,621	430,621
Deferred Tax Liabilities	(1,844,465)	(1,583,745)	(3,428,210)
Intangible Assets:
Customer Relationships	830,000	300,000	1,130,000
Dispensary License	5,100,000	4,500,000	9,600,000

Total Intangible Assets	5,930,000	4,800,000	10,730,000

Total Identifiable Net Assets	4,490,535	4,184,647	8,675,182

Goodwill (1)	8,217,465	2,745,910	10,963,375

Total Preliminary Accounting Estimate of Net Assets Acquired	$12,708,000	$6,930,557	$19,638,557

Acquisition Costs Expensed (2)	$421,497	$-	$421,497
Net Income (Loss)	$(1,136,536)	$870,289	$(266,247)
Revenues	$2,797,177	$6,283,249	$9,080,426
Pro Forma Net Income (Loss) (3)	$10,000	$(132,726)	$(122,726)
Pro Forma Revenues (3)	$50,000	$4,488,035	$4,538,035

(1)	Goodwill arising from acquisitions represent expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. Generally speaking, goodwill related to dispensaries acquired within a state adds to the footprint of the MedMen dispensaries within the state, giving the Company’s customers more access to the Company’s branded stores. Goodwill related to cultivation and wholesale acquisitions provide for lower costs and synergies of the Company’s growing and wholesale distribution methods which allow for overall lower costs.
(2)	Acquisition costs include amounts paid in cash and equity. Of the acquisition costs paid in equity during 2020, the Company issued 214,716 Subordinate Voting Shares valued at the trading price of the Subordinate Voting Shares upon grant ($421,497).
(3)	If the acquisition had been completed on July 1, 2019 for the 2020 Acquisitions, the Company estimates it would have recorded increases in revenues and net income (loss) shown in the pro forma amounts above.

The purchase price allocations for the acquisitions, as set forth in the table above, reflect various preliminary fair value estimates and analyses that are subject to change within the measurement period as valuations are finalized. The primary areas of the preliminary purchase price allocations that are not yet finalized relate to the fair values of certain tangible assets, the valuation of intangible assets acquired and goodwill. The Company expects to continue to obtain information to assist in determining the fair value of the net assets acquired at the acquisition date during the measurement period. Measurement period adjustments that the Company determines to be material will be applied retrospectively to the period of acquisition in the Company’s consolidated financial statements and, depending on the nature of the adjustments, other periods subsequent to the period of acquisition could be affected. All the acquisitions noted below were accounted for in accordance with ASC 805.

Business acquisitions completed during the year ended June 27, 2020 were as follows:

MattnJeremy, Inc., d/b/a One Love Beach Club

On September 3, 2019, the Company completed the acquisition of MattnJeremy, Inc., d/b/a One Love Beach Club (“One Love”), a licensed medical and recreational cannabis dispensary located in Long Beach, California. The Company acquired all of the issued and outstanding shares of One Love for aggregate consideration of $12,708,000 which is comprised of $1,000,000 in cash at closing, $1,000,000 deferred payment to be paid six months after closing, $1,000,000 deferred payment to be paid one year after closing and the issuance of 5,112,263 Subordinate Voting Shares with an aggregate value of $9,833,000 at closing. Pursuant to a Lock-Up Agreement with the sellers, the shares cannot be sold or transferred for a period of one year from the closing date. As consideration for the lock up of the shares, the Company agreed to issue additional shares if the value of the shares decline prior to the expiration of the lock up period. The shares were valued at the present value of the $10,000,000 over a one year period. The deferred payments were present valued at $1,875,000, of which $958,500 remain as of June 27, 2020 and were included in other current liabilities in the Consolidated Balance Sheets. During the fiscal year ended June 27, 2020, the Company settled the first deferred payment of $1,000,000 by cash payment and by the issuance of 3,045,989 Subordinate Voting Shares valued at $748,658 based on the closing trading price on the issuance date. The Company recorded a loss on extinguishment of debt of $248,656. The loss was recorded as a component of other expense in the Consolidated Statements of Operations for the fiscal year ended June 27, 2020. In no case will the Company be required to pay additional consideration. However, if the working capital adjustment is negative, the Company will not be required to pay some deferred payments. There was no working capital adjustment based upon the closing inventory.

MME Evanston Retail, LLC

In connection with the termination of the PharmaCann Acquisition, on December 2, 2019, the Company received 100% of the membership interests in MME Evanston Retail, LLC (“Evanston”), which includes a retail location in Evanston, Illinois and related licenses, and a retail license in Greater Chicago, Illinois. The Company acquired all of the issued and outstanding shares of Evanston for aggregate consideration of $6,930,557. See “Note 10 – Termination of Previously Announced Acquisition” and see “Note 7 – Assets Held for Sale” for further information.